Customers and Other Financing and Non-Financing Accounts Receivables - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade and Other Receivables [Line Items]
Customers, net	$ 119,957,658	$ 126,733,175
Accounts receivable include impairment	(27,341,108)	(24,396,666)
Amount of impairment	(2,944,442)	(15,438,558)
Domestic customers
Trade and Other Receivables [Line Items]
Customers, net	92,617,290	86,225,287
Export customers
Trade and Other Receivables [Line Items]
Customers, net	$ 27,340,368	$ 40,507,888